Investment Objectives and Goals	Sep. 04, 2026
SoFi International Efficient Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	SoFi International Efficient Growth ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SoFi International Efficient Growth ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA International Efficient Growth Index (the “Index”).
SoFi Emerging Markets Efficient Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	SoFi Emerging Markets Efficient Growth ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SoFi Emerging Markets Efficient Growth ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the SIX Emerging Markets Efficient Growth Select Index (the “Index”).
SoFi Risk-Off Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	SoFi Risk-Off Equity ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SoFi Risk-Off Equity ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA US Risk-Off Equity Index (the “Index”).
SoFi Risk-On Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	SoFi Risk-On Equity ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SoFi Risk-On Equity ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA US Risk-On Equity Index (the “Index”).